      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE WARBURG PINCUS LONG-SHORT
                              MARKET NEUTRAL FUND
                              INSTITUTIONAL SHARES

The following information supersedes certain information in the Fund's Prospectus and Statement of Additional Information.

The Board of Directors of the Fund has determined that liquidation and dissolution of the Fund is in the best interest of shareholders. In light of the proposed liquidation, two actions have been taken. First, a special dividend of substantially all of the Fund's net investment income to date was declared and will be paid on October 5, 2001 to shareholders of record on October 2, 2001. Second, the Fund's equity holdings were sold, so that all the Fund's assets are now held and will continue to be held in cash or cash equivalent securities.

Shareholders of record on October 17(th) will receive a proxy statement for a December 19(th) special meeting soliciting their approval of the Fund's liquidation and dissolution. Shareholders may continue to redeem Fund shares until the shareholder meeting.

The Fund's current portfolio management team, the CSAM Structured Equity Team, consisting of Eric Remole, Marc E. Bothwell and Michael A. Welhoelter, will be leaving CSAM. Effective immediately, CSAM will manage the Fund's holdings.

Dated: October 2, 2001                                             CSISB-16-1001

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE WARBURG PINCUS LONG-SHORT
                              MARKET NEUTRAL FUND

The following information supersedes certain information in the Fund's Prospectus and Statement of Additional Information.

The Board of Directors of the Fund has determined that liquidation and dissolution of the Fund is in the best interest of shareholders. In light of the proposed liquidation, two actions have been taken. First, a special dividend of substantially all of the Fund's net investment income to date was declared and will be paid on October 5, 2001 to shareholders of record on October 2, 2001. Second, the Fund's equity holdings were sold, so that all the Fund's assets are now held and will continue to be held in cash or cash equivalent securities.

Shareholders of record on October 17(th) will receive a proxy statement for a December 19(th) special meeting soliciting their approval of the Fund's liquidation and dissolution. Shareholders may continue to redeem Fund shares until the shareholder meeting.

The Fund's current portfolio management team, the CSAM Structured Equity Team, consisting of Eric Remole, Marc E. Bothwell and Michael A. Welhoelter, will be leaving CSAM. Effective immediately, the cash management team at CSAM will manage the Fund's holdings.

Dated: October 2, 2001                                             WPLSN-16-1001